Changes in Liabilities arising from Financial Activities - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January	€ 37	€ 229
Payments	(37)	(192)
Closing balance at 31 December	0	37
Opening balance at January 1st	3,602	4,134
New leases	129	723
Payments	(1,099)	(1,255)
Closing balance at December 31	2,632	3,602
Opening balance at January 1st	4,590
Closing balance at December 31	6,213	4,590
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st	4,590	4,484
Repayments	(280)	(246)
Proceeds - Liability component	1,575	1,284
Remeasurement	328	(933)
Closing balance at December 31	€ 6,213	€ 4,590